Annual Fund Operating Expenses - International Momentum Style Fund	Jan. 29, 2021
I
Operating Expenses:
Management Fee	0.40%
Distribution (12b-1) Fee	none
Other Expenses,	0.19%	[1],[2]
Total Annual Fund Operating Expenses	0.59%	[2]
Less: Fee Waivers and/or Expense Reimbursements	0.04%	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.55%
N
Operating Expenses:
Management Fee	0.40%
Distribution (12b-1) Fee	0.25%
Other Expenses,	0.19%	[1],[2]
Total Annual Fund Operating Expenses	0.84%	[2]
Less: Fee Waivers and/or Expense Reimbursements	0.04%	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.80%
R6
Operating Expenses:
Management Fee	0.40%
Distribution (12b-1) Fee	none
Other Expenses,	0.09%	[1],[2]
Total Annual Fund Operating Expenses	0.49%	[2]
Less: Fee Waivers and/or Expense Reimbursements	0.04%	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.45%

[1]	Effective March 15, 2021, the assets of another series of the Trust were reorganized into the Fund. Other Expenses have been restated to reflect the anticipated expenses of the Fund following the reorganization, on an annual basis, for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio to average net assets of expenses, before reimbursements and/or waivers, given in the Fund's most recent annual report which does not include the restatement of Other Expenses.
[3]	The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. "Other Expenses" include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2022. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.